Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
(14) Related Party Transactions

Activity associated with the Company’s related party arrangements for the years ended December 31, 2018, 2017, and 2016 is summarized below:

Expenses with related parties	Year ended December 31,
(in millions)	2018	2017	2016
Cost of materials and other
Joint Venture Transportation Agreement:
Enable JV	$8	$2	$—

Payments made
Dividends (1)	179	$142	142
Tax Allocation Agreement with AEP	12	15	45

Amounts due to/from related parties
(in millions)	December 31, 2018	December 31, 2017
Accounts Receivable (Payable)
Tax Allocation Agreement with AEP	$4	$5
_____________________________
(1) See below for a summary of the dividends paid to IEP for the periods ended December 31, 2018, 2017, and 2016.

Joint Venture Agreement

CVR Refining is party to a transportation agreement as part of the Enable JV for an initial term of 20 years under which Enable provides transportation services for crude oil purchased within a defined geographic area. Additionally, CR Refining entered into a terminalling services agreement with Enable JV under which it receives access to Enable JV’s terminal in Lowrance, Oklahoma to unload and pump crude oil into Enable JV’s pipeline for an initial term of 20 years.

Dividends

IEP and its affiliates, through its ownership of the Company’s common shares, is entitled to receive its share of dividends that are declared and paid by the Company based on the number of shares held at each record date. The following is a summary of the quarterly and special dividends paid to stockholders, including IEP and its affiliates during the years ended December 31, 2018 and 2017:

(in millions)	December 31, 2017	March 31, 2018	June 30, 2018	September 30, 2018	Total Dividends Paid in 2018
Amount paid to IEP	$36	$36	$53	$54	$179
Amounts paid to public stockholders	7	8	22	22	59
Total amount paid	$43	$44	$75	$76	$238

Per common share	$0.50	$0.50	$0.75	$0.75	$2.50

(in millions)	December 31, 2016	March 31, 2017	June 30, 2017	September 30, 2017	Total Dividends Paid in 2017
Amount paid to IEP	$35	$36	$35	$36	$142
Amounts paid to public stockholders	8	8	8	8	32
Total amount paid	$43	$44	$43	$44	$174

Per common share	$0.50	$0.50	$0.50	$0.50	$2.00

(in millions)	December 31, 2015	March 31, 2016	June 30, 2016	September 30, 2016	Total Dividends Paid in 2016
Amount paid to IEP	$35	$36	$35	$36	$142
Amounts paid to public stockholders	8	8	8	8	32
Total amount paid	$43	$44	$43	$44	$174

Per common share	$0.50	$0.50	$0.50	$0.50	$2.00

On February 20, 2019, the Company’s board of directors declared a cash dividend for the fourth quarter of 2018 to the Company’s stockholders of $0.75 per share, or $75 million in the aggregate. The dividend will be paid on March 11, 2019 to stockholders of record at the close of business on March 4, 2019. IEP will receive $53 million in respect of its ownership interest in the Company’s shares.

Affiliate Pension Obligations

Prior to the exchange offer discussed in Note 1, Mr. Carl C. Icahn, through certain affiliates, owned approximately 82% of the Company’s capital stock. Applicable pension and tax laws make each member of a “controlled group” of entities, generally defined as entities in which there is at least an 80% common ownership interest, jointly and severally liable for certain pension plan obligations of any member of the controlled group. These pension obligations include ongoing contributions to fund the plan, as well as liability for any unfunded liabilities that may exist at the time the plan is terminated. As a result of the historical ownership interest in CVR Energy by Mr. Icahn’s affiliates (prior to the exchange offer), the Company was subject to the pension liabilities of all entities in which Mr. Icahn had a direct or indirect ownership interest of at least 80%. Two such entities, ACF Industries LLC (“ACF”) and Federal-Mogul, are the sponsors of several pension plans. As members of the controlled group, CVR Energy would be liable for any failure of ACF and Federal-Mogul to make ongoing pension contributions or to pay the unfunded liabilities upon a termination of their respective pension plans. The unfunded plan balances for these sponsors was $435 million and $424 million as of June 30, 2018 and December 31, 2017, respectively. These results are based on the information provided by Mr. Icahn’s affiliates based on information from the plans’ actuaries. As of December 31, 2018, and following the exchange offer, Mr. Icahn’s affiliates own approximately 71% of the Company’s capital stock and, therefore the Company is no longer considered to be liable for the aforementioned pension obligations of the controlled group. On October 1, 2018, Federal-Mogul was sold by Mr. Icahn’s affiliates to a third party.